Lease liabilities - Amounts recognised in consolidated statement of profit or loss and other comprehensive income (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Lease liabilities.
Interest expense	$ 41
Depreciation on ROU assets	131
Amounts recognised in consolidated statement of profit or loss and other comprehensive income	$ 172